Other payables (Details 3) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 7,010	$ 2,127
Twenty twenty three [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments		1,868
Twenty twenty four [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	5,251	212
Twenty Twenty Five [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	1,430	47
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 329